                               ING INVESTORS TRUST
           ING Capital Guardian Small/Mid Cap Portfolio ("Portfolio")

                       Supplement dated September 1, 2005
            to the Adviser Class, Institutional Class, Service Class
                        and Service 2 Class Prospectuses
                            Each dated April 29, 2005

Effective September 1, 2005, the second paragraph under the section entitled "More on the Portfolio Manager" on page 15 of the Adviser Class Prospectus and page 14 of the Institutional Class, Service Class, and Service 2 Class Prospectuses is hereby amended to add Lawrence R. Solomon as a portfolio manager to the Portfolio:

     NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
     ----                       ---------------------------------------
     Lawrence R. Solomon        Mr. Solomon is a Senior Vice President of
                                Capital Guardian with portfolio management
                                responsibilities. He joined Capital Guardian in
                                1987.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               ING INVESTORS TRUST
                  ING Capital Guardian Small/Mid Cap Portfolio

                       Supplement dated September 1, 2005
        to the Adviser Class Statement of Additional Information ("SAI")
       and the Institutional Class, Service Class, and Service 2 Class SAI
                            Each dated April 29, 2005

Effective September 1, 2005, the sub-section entitled "ING Capital Guardian Small/Mid Cap Portfolio - Other Managed Accounts" under the section entitled "Other Information About Portfolio Managers" on page 115 of the Adviser Class SAI and page 134 of the Institutional Class, Service Class, and Service 2 Class SAI is amended to delete the sub-section in its entirety and add the following:

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager:

                     REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                     COMPANIES                        VEHICLES                            OTHER ACCOUNTS
                     ----------------------------------------------------------------------------------------------------
                     NUMBER
PORTFOLIO            OF          TOTAL ASSETS (IN     NUMBER OF      TOTAL ASSETS (IN     NUMBER OF      TOTAL ASSETS (IN
MANAGER              ACCOUNTS    BILLIONS)            ACCOUNTS       BILLIONS) (1)        ACCOUNTS       BILLIONS)
-------------------------------------------------------------------------------------------------------------------------
James Kang(2)           11           $  5.62             11              $  2.66              96             $  22.12
Karen Miller(2)         12           $  6.37             15              $  2.91             102             $  23.56
Kathy Peters(2)          3           $  0.91              5              $  1.12               8             $   1.56
Ted Samuels(2)           9           $  5.46              8              $  1.61             460             $   1.56
Lawrence R.
Solomon(3)               1           $  0.12              5              $  0.78               4             $   0.45

(1)Assets noted represent the total net assets of registered investment companies, other pooled investment vehicles or other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
(2)As of December 31, 2004.
(3)As of June 30, 2005.

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager for which the advisory fee is based on performance:

                    REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                    COMPANIES                         VEHICLES                            OTHER ACCOUNTS
                    -----------------------------------------------------------------------------------------------------
PORTFOLIO           NUMBER OF    TOTAL ASSETS (IN     NUMBER OF      TOTAL ASSETS (IN     NUMBER OF      TOTAL ASSETS (IN
MANAGER             ACCOUNTS     BILLIONS) (1)        ACCOUNTS       BILLIONS) (1)        ACCOUNTS       BILLIONS) (1)
-------------------------------------------------------------------------------------------------------------------------
James Kang(2)           0             N/A                0                 N/A                3              $   2.60
Karen Miller(2)         0             N/A                0                 N/A                3              $   2.60
Kathy Peters(2)         0             N/A                0                 N/A                3              $   2.60
Ted Samuels(2)          0             N/A                0                 N/A                3              $   2.60
Lawrence
R.Solomon(3)            0             --                 0                 --                 1                    --

(1) Assets noted represent the total net assets of registered investment companies, other pooled investment vehicles or other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
(2) As of December 31, 2004.
(3) As of June 30, 2005.

     The sub-section entitled "ING Capital Guardian Small/Mid Cap Portfolio - Portfolio Manager Ownership of Securities" on page 116 of the Adviser Class SAI and page 135 of the Institutional Class, Service Class, and Service 2 Class SAI is amended to reflect the addition of Lawrence R. Solomon as a portfolio manager.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

PORTFOLIO MANAGER                   DOLLAR RANGE OF FUND SHARES OWNED
-----------------                   ---------------------------------
Lawrence R. Solomon                 None


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE